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December 15, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:     Matthews International Funds — File Nos. 033-78960 and 811-08510

Ladies and Gentlemen:

We are counsel to the Matthews International Funds (d/b/a Matthews Asia Funds) (the “Trust”) and hereby submit for review the enclosed Post-Effective Amendment No. 109 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), which is being filed pursuant to paragraph (a)(2) of Rule 485 under the Securities Act of 1933, as amended.

The purpose of the Amendment is to incorporate changes requested by Ms. Anu Dubey of the staff of the Securities and Exchange Commission to the prospectus and statement of additional information of the Matthews Emerging Markets Discovery Active ETF and Matthews China Discovery Active ETF, each a new series of the Trust, filed under Rule 485(a) with the Securities and Exchange Commission on October 30, 2023.

By separate filing and as previously discussed with Ms. Dubey, the Trust will be requesting acceleration of the effective date of the Amendment so that it will be declared effective no later than December 29, 2023.

Please contact the undersigned at (415) 856-7007 with comments and questions.

Very truly yours,

/s/ David A. Hearth

David A. Hearth

for PAUL HASTINGS LLP